Share-based Compensation - Summary of Outstanding Stock Options (Details) - Equity Settled Plan - Stock Options - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	44,360	44,460	72,060
Warrants outstanding and exercisable, Weighted average contractual life (years)	7 years 3 months 7 days
Number of options, Stock options exercisable	32,852
Weighted average contractual life, Stock options exercisable (years)	7 years 2 months 26 days
$11.50
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	32,500
Warrants outstanding and exercisable, Weighted average contractual life (years)	7 years 4 months 28 days
Number of options, Stock options exercisable	21,667
Weighted average contractual life, Stock options exercisable (years)	7 years 4 months 28 days
$11.90
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	8,160
Warrants outstanding and exercisable, Weighted average contractual life (years)	7 years 5 months 26 days
Number of options, Stock options exercisable	8,160
Weighted average contractual life, Stock options exercisable (years)	7 years 5 months 26 days
$31.50
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	3,700
Warrants outstanding and exercisable, Weighted average contractual life (years)	5 years 6 months 3 days
Number of options, Stock options exercisable	3,025
Weighted average contractual life, Stock options exercisable (years)	5 years 4 months 17 days